Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 221,961	$ 785
Short-term bank deposits	9,084,082
Trade receivables	1,606,495	571,482
Other receivables	359,591	2,873
Inventories	981,729	391,484
Total current assets	12,253,858	966,624
NON-CURRENT ASSETS
Restricted deposits	33,569	48,341
Deferred issuance costs		871,171
Property, plant and equipment, net	283,790	16,511
Severance pay deposits	156,723	136,620
Operating lease right-of-use assets	635,976
Total non-current assets	1,110,058	1,072,643
Total Assets	13,363,916	2,039,267
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term bank loans		410,324
Trade payables	1,083,345	463,653
Other current liabilities	727,560	791,038
Short-term liabilities due to a shareholder and a related party		296,459
Total current liabilities	1,810,905	1,961,474
LONG-TEM LIABILITIES:
Long-term loans, net of current maturities		744,769
Long-term loans from related party	1,088,250	1,088,250
Warrants to purchase ordinary shares		351,845
Non-current operating lease liabilities	442,166
Accrued severance pay	425,742	272,509
Total long-term liabilities	1,956,158	2,457,373
Total Liabilities	3,767,063	4,418,847
COMMITMENT AND CONTINGENCIES (note 9)
SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY)
Ordinary shares, no par value: Authorized -100,000,000 and 12,500,000 shares as of December 31, 2022 and December 31, 2021, respectively; issued and outstanding: 7,999,216 and 3,085,000 shares as of December 31, 2022 and December 31, 2021, respectively
Preferred shares, no par value: Authorized - no shares and 1,250,000 shares as of December 31, 2022 and December 31, 2021, respectively; issued and outstanding: no shares and 489,812 shares as of December 31, 2022 and December 31, 2021, respectively
Additional paid-in capital	17,789,380	2,124,601
Accumulated deficit	(8,192,527)	(4,504,181)
Total Shareholders’ equity (capital deficiency)	9,596,853	(2,379,580)
Total Liabilities and equity (net of capital deficiency)	$ 13,363,916	$ 2,039,267